CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Current Assets:
Cash and cash equivalents	$ 297,851	$ 184,044
Accounts receivable - trade, net	96,850	90,091
Inventories, net	191,879	158,241
Deferred income taxes	1,855	616
Other current assets	33,279	41,508
Total current assets	621,714	474,500
Property and Equipment, Net	173,963	174,072
Goodwill	48,730	64,798
Intangibles, Net	86,288	90,327
Deferred Income Taxes	1,241	56
Note Receivable		88,976
Other Assets	48,425	33,609
Total Assets	980,361	926,338
Current Liabilities:
Short-term borrowings	4,514	10,459
Accounts payable	109,327	88,402
Accrued expenses	151,680	150,926
Income taxes payable	1,655	3,008
Total current liabilities	267,176	252,795
Long-Term Debt	397,043	400,284
Other Non-Current Liabilities	52,021	56,465
Deferred Income Taxes	$ 18,900	$ 17,183
Commitments and Contingencies (Note 9)
Stockholders' Equity:
Preferred stock, $0.01 par value, authorized shares - 50,000,000, issued shares - none
Common stock, $1.00 par value, authorized shares - 250,000,000, issued shares - 176,437,234	$ 176,437	$ 176,437
Capital in excess of par value	224,677	199,100
Retained earnings	1,155,838	1,145,643
Accumulated other comprehensive loss	(30,041)	(29,986)
Total Kate Spade & Company, stockholders' equity, excluding treasury stock	1,526,911	1,491,194
Common stock in treasury, at cost - 48,544,175 and 49,065,798 shares	(1,281,690)	(1,291,583)
Total stockholders' equity	245,221	199,611
Total Liabilities and Stockholders' Equity	$ 980,361	$ 926,338